Related-Party Transactions - Strategic Investment Related to a Purchase of Series D Preferred Stock (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Strategic investments	$ 117,220	$ 102,220	$ 50,000	$ 42,087
Series D Preferred Stock
Class of Warrant or Right [Line Items]
Strategic investments			$ 50,000
Percentage interest that can be requested as distribution in kind			99.00%
Percentage of net proceeds allocated to the Company			100.00%
Percentage of net proceeds allocated thereafter			75.00%
Series D Preferred Stock | Affiliate of Magnetar
Class of Warrant or Right [Line Items]
Percentage of net proceeds allocated thereafter			25.00%